26. Income tax and tax on minimum presumed income / Deferred tax	12 Months Ended
Dec. 31, 2017
Income Tax And Tax On Minimum Presumed Income Deferred Tax
Income tax and tax on minimum presumed income / Deferred tax

The analysis of deferred tax assets and liabilities is as follows:

	12.31.16	Charged to profit and loss	Charged to other comprehensive income	12.31.17
Deferred tax assets
Tax loss carryforward	4,172	(4,172)	-	-
Inventories	5,093	(703)	-	4,390
Trade receivables and other receivables	138,816	(28,775)	-	110,041
Trade payables and other payables	1,123,556	58,759	-	1,182,315
Salaries and social security taxes payable	24,500	10,115	-	34,615
Benefit plans	104,810	(9,610)	(4,887)	90,313
Tax liabilities	15,734	(3,377)	-	12,357
Provisions	150,244	58,560	-	208,804
Deferred tax asset	1,566,925	80,797	(4,887)	1,642,835

Deferred tax liabilities:
Property, plant and equipment	(499,142)	60,074	-	(439,068)
Financial assets at fair value through profit or loss	(40,351)	29,073	-	(11,278)
Borrowings	(8,414)	2,946	-	(5,468)
Deferred tax liability	(547,907)	92,093	-	(455,814)

Net deferred tax (liabilities) assets	1,019,018	172,890	(4,887)	1,187,021

	12.31.15	Charged to profit and loss	Charged to other comprehensive income	12.31.16
Deferred tax assets		4,172	-	4,172
Inventories	309	4,784	-	5,093
Derivative financial instruments	-	-	-	-
Trade receivables and other receivables	41,329	97,487	-	138,816
Trade payables and other payables	332,939	790,617	-	1,123,556
Salaries and social security taxes payable	18,923	5,577	-	24,500
Benefit plans	81,437	26,109	(2,736)	104,810
Tax liabilities	14,466	1,268	-	15,734
Provisions	115,522	34,722	-	150,244
Deferred tax asset	604,925	964,736	(2,736)	1,566,925

Deferred tax liabilities:
Property, plant and equipment	(505,528)	6,386	-	(499,142)
Financial assets at fair value through profit or loss	(39,608)	(743)	-	(40,351)
Borrowings	(9,741)	1,327	-	(8,414)
Deferred tax liability	(554,877)	6,970	-	(547,907)

Net deferred tax (liabilities) assets	50,048	971,706	(2,736)	1,019,018

	12.31.17	12.31.16
Deferred tax assets:
To be recover in less than 12 moths	1,301,162	432,952
To be recover in more than 12 moths	341,673	1,135,858
Deferred tax asset	1,642,835	1,568,810

Deferred tax liabilities:
To be recover in less than 12 moths	(81,733)	(155,064)
To be recover in more than 12 moths	(374,081)	(394,728)
Deferred tax liability	(455,814)	(549,792)

Net deferred tax assets (liabilities)	1,187,021	1,019,018

Furthermore, the Company has recognized the Tax on minimum presumed income accrued in the year and paid in prior fiscal years as a receivable because it estimates that it may be computed as a payment on account of income tax in future fiscal years.

The receivable from the Minimum presumed income tax for an amount of $ 64.4 million is disclosed netting in the Income tax/tax on minimum presumed income payable, net account.

The detail of the minimum presumed income receivable is as follows:

Minimum presumed income tax credit	12.31.17	Year of expiration
2012	20,506	2022
2013	43,950	2023
2016	-	2026
	64,456

The detail of the income tax expense for the year includes two effects: (i) the current tax for the year payable in accordance with the tax legislation applicable to the Company; (ii) the effect of applying the deferred tax method which recognizes the effect of the temporary differences arising from the valuation of assets and liabilities for accounting and tax purposes:

	12.31.17	12.31.16	12.31.15
Deferred tax	172,890	971,706	(38,406)
Current tax	(610,857)	(243,666)	(145,324)
Difference between provision and tax return	(3,183)	15,022	-
Income tax expense	(441,150)	743,062	(183,730)

Argentine Tax Reform

On December 29, 2017 the National Executive Branch passed Act No. 27430 – Income Tax. This Act introduced several modifications in the income tax treatment, the key components of which are described below:

Income tax rate: the income tax rate for Argentine companies will be gradually reduced from 35% to 30% for fiscal years beginning as from January 1, 2018 until December 31, 2019, and to 25% for fiscal years beginning as from January 1, 2020.

Tax on dividends: The tax on dividends or earnings distributed by, among others, Argentine companies or permanent establishments to individuals, undivided estates or beneficiaries residing abroad is introduced based on the following considerations: (i) dividends resulting from earnings accrued during fiscal years beginning as from January 1, 2018 until December 31, 2019, will be subject to a 7% withholding; and (ii) dividends resulting from earnings accrued during fiscal years beginning as from January 1, 2020 will be subject to a 13% withholding.

Dividends resulting from benefits gained until the fiscal year prior to that beginning on January 1, 2018 will remain subject to the 35% withholding on the amount exceeding the untaxed distributable retained earnings (equalization tax’ transition period) for all beneficiaries.

Optional tax and accounting revaluation: the Act provides that Companies may opt to make a tax revaluation of assets located in the country and subject to the generation of taxable earnings. The special tax on the revaluation amount depends on the asset, and will amount to 8% for real estate not accounted for as inventories, 15% for real estate accounted for as inventories, and 10 % for personal property and other assets. Once the option is exercised for a certain asset, all assets within the same category should be revalued. The tax result from the revaluation will not be subject to income tax, and the special tax on the amount of the revaluation will not be deductible from such tax.

The Company is currently analyzing the impact of the above-mentioned option.

Tax deduction update: the adjustment of acquisitions or investments made in fiscal years beginning as from January 1, 2018 will increase the deductible depreciation and its computable cost in case of sale.

	12.31.17	12.31.16	12.31.15
Profit (Loss) for the year before taxes	1,123,340	(1,931,710)	1,326,173
Applicable tax rate	35%	35%	35%
(Loss) Profit for the year at the tax rate	(393,169)	676,099	(464,161)
(Loss) Gain from interest in joint ventures	(4)	1	-
Non-taxable income	115,661	69,368	44,595
Other	(248)	(1)
Difference between provision and tax return	165	(2,405)	(42,332)
Unrecognized net deferred tax assets/liabilities (1)	(163,555.00)	-	282,399
Expiration of tax loss-carryforwards	-	-	(4,231)
Income tax expense	(441,150)	743,062	(183,730)

(1)	Corresponds to the effect of applying deferred tax assets and liabilities changes in income tax gains according to the tax reform detailed in the previous function in the year expected to perform them.